Statement of Profit or Loss and Other Comprehensive Income - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue
Other income
Other operating expenses	(18,503)
(Loss) / profit before taxation	(18,503)
Taxation
(Loss) / profit for the year	$ (18,503)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Revenue		$ 3,371,037	$ 2,403,552
Cost of sales		(2,069,772)	(1,804,622)
Gross profit		1,301,265	598,930
Other income		31,405	49,977
Distribution expenses		(273,487)	(160,855)
Administrative expenditure		(2,400,790)	(1,929,680)
Other operating expenses		(1,128,526)	(917,524)
Share result of associates		(10,760)	3,421
Operating (loss) / profit		(2,480,893)	(2,355,731)
Finance costs		(48,283)	(42,844)
(Loss) / profit before taxation		(2,529,176)	(2,398,575)
Taxation		(95,562)	7,414
(Loss) / profit for the year		(2,624,738)	(2,391,161)
Other comprehensive income/(loss), net of income tax
Other comprehensive income		57,830	(121,298)
Total comprehensive / (loss) income for the year		(2,566,908)	(2,512,459)
Loss for the financial year attributable to:
Owners of the Company		(2,513,573)	(2,304,026)
Non-controlling interests		(111,165)	(87,135)
Total comprehensive loss for the financial year attributable to:
Owners of the Company		(2,455,743)	(2,425,324)
Non-controlling interests		$ (111,165)	$ (87,135)
Basic (loss) / earnings per share (cents)		$ (0.04)	$ (0.05)
Dilutive (loss) / earnings per share (cents)		$ (0.04)	$ (0.05)
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit
Other income
Administrative expenditure		$ (5,097,635)	(564,264)
Investment revenue		4,828,827	1,064,093
Operating (loss) / profit		(268,808)	499,829
Finance costs		(316,908)	(44,394)
(Loss) / profit before taxation		(585,716)	455,435
Taxation
(Loss) / profit for the year		(585,716)	455,435
Other comprehensive income/(loss), net of income tax
Other comprehensive income
Total comprehensive / (loss) income for the year		$ (585,716)	$ 455,435
Total comprehensive loss for the financial year attributable to:
Basic (loss) / earnings per share (cents)		$ (0.85)	$ 0.51
Dilutive (loss) / earnings per share (cents)		$ (0.85)	$ 0.51